Revision of Previously Issued Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Buildings and improvements	$ 272,916	$ 272,605				$ 272,916			$ 272,605	$ 254,379
Fixed assets, net	200	210				200			210	61
Cash	2,029	5,758				2,029			5,758	11,805
Cash – restricted	4,144	5,216				4,144			5,216	4,891
Prepaid expenses	348	953				348			953	676
Accounts receivable	1,941	1,849				1,941			1,849	4,031
Due from related parties	0	156				0			156	0
Notes Payable, Total	145,675	146,948				145,675			146,948	207,153
Long-Term Line of Credit, Total	73,120	72,731				73,120			72,731	0
Accounts payable and accrued liabilities	16,036	16,351				16,036			16,351	8,345
Security Deposit	166	161				166			161	166
Deferred revenue	486	376				486			376	155
Accumulated deficit	(112,433)	(109,168)				(112,433)			(109,168)	(101,049)
Non-controlling interest	98,270	99,681				98,270			99,681	107,378
Property operating expense	533			$ 698		1,051	$ 1,472		2,947	1,583
Net loss attributable to MIC	$ (2,468)			$ (2,740)		$ (4,765)	$ (4,893)		$ (11,119)	$ (14,064)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - basic (in dollars per share)	$ (0.32)			$ (0.35)		$ (0.61)	$ (0.63)		$ (1.43)	$ (1.82)
Organizational, offering and other costs	$ 84			$ 1,876		$ 117	$ 2,722		$ 5,592	$ 0
Previously Reported [Member]
Buildings and improvements			$ 271,964	271,046	$ 254,482		271,046	$ 271,964
Fixed assets, net			207	296	56		296	207
Cash			5,862	8,623	9,418		8,623	5,862
Cash – restricted			6,721	5,357	5,043		5,357	6,721
Prepaid expenses			1,021	544	462		544	1,021
Accounts receivable			2,578	2,494	3,312		2,494	2,578
Due from related parties			0	0	0		0	0
Other assets			64	121	103		121	64
Notes Payable, Total			148,278	150,299	205,965		150,299	148,278
Long-Term Line of Credit, Total				72,106			72,106
Accounts payable and accrued liabilities			21,604	18,530	15,589		18,530	21,604
Security Deposit			97	185	166		185	97
Deferred revenue			372	101	99		101	372
Accumulated deficit			(106,692)	(104,541)	(102,855)		(104,541)	(106,692)
Non-controlling interest			101,609	102,986	104,906		102,986	101,609
Management agreement			0	427	0		427	427
Property taxes			1,912	1,844	1,836		3,680	5,592
Property operating expense			501	731	837		1,568	2,069
General and administrative			2,455	1,882	1,506		3,388	5,843
Professional fees			525	532	1,988		1,562	2,087
Depreciation and amortization			2,137	2,021	1,967		3,988	6,125
Interest expense			(3,387)	(3,168)	(2,539)		(5,707)	(9,094)
Other income			123	15	15		30	153
Net loss			(4,596)	(3,997)	(4,278)		(8,275)	(12,871)
Net income attributable to non-controlling interest			(2,445)	(2,311)	(2,472)		(4,783)	(7,228)
Net loss attributable to MIC			$ (2,901)	$ (2,436)	$ (2,556)		$ (4,992)	$ (7,893)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - basic (in dollars per share)			$ (0.37)	$ (0.31)	$ (0.33)		$ (0.64)	$ (1.02)
Organizational, offering and other costs			$ 2,168	$ 1,567			$ 2,525	$ 4,693
Previously Reported [Member] | Revolving Credit Facility [Member]
Long-Term Line of Credit, Total			72,648	72,106	$ 0		72,106	72,648
Previously Reported [Member] | Rental Revenue [Member]
Revenues			2,173	2,122	2,051		4,173	6,346
Previously Reported [Member] | Percentage Rent Income [Member]
Revenues			6,245	4,856	4,329		9,185	15,430
Revision of Prior Period, Adjustment [Member]
Buildings and improvements			(156)	(156)	(156)		(156)	(156)
Fixed assets, net			0	(81)	(43)		(81)	0
Cash			0	(441)	(548)		(441)	0
Cash – restricted			0	226	333		226	0
Prepaid expenses			(13)	(138)	194		(138)	(13)
Accounts receivable			(85)	(291)	(197)		(291)	(85)
Due from related parties			156	156	156		156	156
Other assets			0	(127)	(47)		(127)	0
Notes Payable, Total			0	(37)	0		(37)	0
Long-Term Line of Credit, Total				290			290
Accounts payable and accrued liabilities			(119)	(856)	(954)		(856)	(119)
Security Deposit			61	(46)	(46)		(46)	61
Deferred revenue			0	(35)	(35)		(35)	0
Accumulated deficit			(40)	(305)	370		(305)	(40)
Non-controlling interest			(56)	(352)	850		(352)	(56)
Management agreement			0	(427)	427		(114)	(114)
Property taxes			(106)	(105)	(205)		(105)	(106)
Property operating expense			(17)	(33)	16		(96)	(97)
General and administrative			44	(44)	9		(44)	(9)
Professional fees			(47)	(38)	(520)		(387)	(326)
Depreciation and amortization			(43)	43	43		43	(43)
Interest expense			(288)	(198)	83		(250)	(383)
Other income			(107)	46	46		46	(107)
Net loss			(96)	(656)	1,220		225	(89)
Net income attributable to non-controlling interest			(56)	(352)	850		126	(52)
Net loss attributable to MIC			$ (40)	$ (304)	$ 370		$ 99	$ (37)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - basic (in dollars per share)			$ (0.01)	$ (0.04)	$ 0.05		$ 0.01	$ 0.01
Organizational, offering and other costs			$ (197)	$ 309			$ 197	$ 0
Revision of Prior Period, Adjustment [Member] | Revolving Credit Facility [Member]
Long-Term Line of Credit, Total			195	290	$ 0		290	195
Revision of Prior Period, Adjustment [Member] | Rental Revenue [Member]
Revenues			120	(120)	(120)		(120)	120
Revision of Prior Period, Adjustment [Member] | Percentage Rent Income [Member]
Revenues			(187)	175	127		271	(187)
Adjusted [Member]
Buildings and improvements			271,808	270,890	254,326		270,890	271,808
Fixed assets, net			207	215	13		215	207
Cash			5,862	8,182	8,870		8,182	5,862
Cash – restricted			6,721	5,583	5,376		5,583	6,721
Prepaid expenses			1,008	406	656		406	1,008
Accounts receivable			2,493	2,203	3,115		2,203	2,493
Due from related parties			156	156	156		156	156
Other assets			64	(6)	56		(6)	64
Notes Payable, Total			148,278	150,262	205,965		150,262	148,278
Long-Term Line of Credit, Total				72,396			72,396
Accounts payable and accrued liabilities			21,485	17,674	14,635		17,674	21,485
Security Deposit			158	139	120		139	158
Deferred revenue			372	66	64		66	372
Accumulated deficit			(106,732)	(104,846)	(102,485)		(104,846)	(106,732)
Non-controlling interest			101,553	102,634	105,756		102,634	101,553
Management agreement		0	0	0	427		313	313
Property taxes		1,709	1,806	1,739	1,631		3,575	5,486
Property operating expense		912	484	698	853		1,472	1,972
General and administrative		2,683	2,499	1,838	1,515		3,344	5,834
Professional fees		250	478	494	1,468		1,175	1,761
Depreciation and amortization		2,080	2,094	2,064	2,010		4,031	6,082
Interest expense		(3,415)	(3,675)	(3,366)	(2,457)		(5,957)	(9,477)
Other income			16	61	61		76	46
Net loss		(5,923)	(4,692)	(4,653)	(3,058)		(8,050)	(12,960)
Net income attributable to non-controlling interest		(3,422)	(2,501)	(2,663)	(1,622)		(4,657)	(7,280)
Net loss attributable to MIC		$ (3,251)	$ (2,941)	$ (2,740)	$ (2,186)		$ (4,893)	$ (7,930)
Net loss per share attributable to Mobile Infrastructure Corporation's common stockholders - basic (in dollars per share)		$ (0.42)	$ (0.38)	$ (0.35)	$ (0.28)		$ (0.63)	$ (1.01)
Organizational, offering and other costs		$ 1,745	$ 1,971	$ 1,876			$ 2,722	$ 4,693
Adjusted [Member] | Revolving Credit Facility [Member]
Long-Term Line of Credit, Total			72,843	72,396	$ 0		72,396	72,843
Adjusted [Member] | Rental Revenue [Member]
Revenues		2,119	2,293	2,002	1,931		4,053	6,466
Adjusted [Member] | Percentage Rent Income [Member]
Revenues		$ 4,785	$ 6,058	$ 5,031	$ 4,456		$ 9,456	$ 15,243